Note 18 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Financial Instruments Disclosure [Text Block]
18.   Derivative Financial Instruments:

The principal financial assets of the Company consist of cash on hand and at banks and accounts receivable due from charterers. The principal financial liabilities of the Company consist of accounts payable due to suppliers, termination fee outstanding (see Note 20) and an interest rate swap agreement.

a)
Interest rate risk: As of December 31, 2013 the Company bears no interest rate risk relating to the variability of the cash flows since there is no outstanding senior debt and the only interest rate swap arrangement is not pegged to a floating interest rate. The only exposure the Company retains to Floating interest rates relates to the outstanding balance of the termination fee outstanding (see Note 20).

b)	Credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable.

The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions with which it places its temporary cash investments. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable.

c)
Fair value: The carrying values of cash and cash equivalents, restricted cash, accounts receivable and accounts payable are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The carrying value of the termination fee outstanding approximates its fair value as this represents an interest bearing liability pegged to floating Libor rates. The Company considers its creditworthiness when determining the fair value of the credit facilities. The carrying value approximates the fair market value for the floating rate loans. The fair value of interest rate swaps is determined using a discounted cash flow method taking into account current and future interest rates and the creditworthiness of both the financial instrument counterparty and the Company.

The estimated fair value of the Company's derivatives outstanding as at December 31, 2012 and 2013, as detailed below, approximates their carrying values.

Counterparty	SWAP Number (Nr)	Notional Amount	Period (years)	Effective Date	Interest Rate Payable	Fair Value - Liability
		December 31, 2013				December 31, 2012**	December 31, 2013
ALPHA	1	$20,000	7	March 30, 2008	10.85%	(2,785)	(1,697)

** The total value of the Company’s interest rate swap arrangements as of December 31, 2012 was $5,811. Two of our interest rate swap arrangements as of December 31, 2012 matured on March 27, 2013 and June 30, 2013 respectively and another two were transferred on October 16, 2013 to the new owners of Jeke Shipping Company Limited. (owner of the M/T Evian) in accordance with the stock purchase agreement for the disposal of the subsidiary (see Note 19). The table above presents a comparison of the value of our interest rate swap arrangements as of December 31, 2013 with it’s corresponding value on December 31, 2012.

The Company entered into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. These interest rate swap transactions fixed the interest rates based on predetermined ranges in current LIBOR rates. As of December 31, 2013, the Company's outstanding interest rate swap had a combined notional amount of $20,000.

The Company has entered into an agreement with Alpha bank relating to the Alpha bank Swap, according to which, the Company has pledged an amount of $1,739 as of December 31, 2013 to an account controlled by Alpha bank as a cash collateral for the repayment of interest of the Alpha bank Swap.

The Company follows the accounting guidance for Fair Value Measurements and Disclosures. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

The Company pays a fixed rate and receives a fixed rate for its remaining interest rate swap with Alpha bank. The fair values of those derivatives determined through Level 2 of the fair value hierarchy are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allow value to be determined.

As of December 31, 2013, no fair value measurements for assets or liabilities under Level 1 or Level 3 were recognized in the Company's consolidated financial statements.

The following table summarizes the valuation of the Company's assets measured at fair value on a non-recurring basis as of December, 31, 2013. No items were measured at fair value on a non-recurring basis at December 31, 2013.

Items Measured at Fair Value on a Nonrecurring Basis
		Fair Value Measurements
Non – Recurring Measurements:	December 31, 2012	Quoted prices in active markets for identical assets Level 1	Significant other observable inputs Level 2	Unobservable Inputs Level 3	Gains/ (Losses)
Long-lived assets held for sale	$25,200		$25,200			$(16,978)
Long-lived assets held and used	$164,792		$164,792		$	(46,592)
Long-lived assets previously held for sale and currently held and used	$12,500		$12,500			$2,086

In accordance with the provisions of relevant guidance, a long-lived asset held for sale, namely M/T UACC Sila, with a carrying amount of  $42,178 was written down to its fair value of $25,200, resulting in an impairment charge of $16,978, which was included in the accompanying consolidated statement of comprehensive income/ (loss) for December 31, 2012 (see Note 4). The fair value of the impaired vessel was determined based on a market approach, which consisted of quotations from well respected brokers regarding vessels with similar characteristics as compared to the Company’s vessels. As a result, the Company classified this long-lived asset held for sale as Level 2.

In accordance with the provisions of relevant guidance, long-lived assets held and used, namely M/T Miss Marilena, M/T Lichtenstein, M/T UACC Schams, M/T Britto and M/T Hongo, with a total carrying amount of $211,384 were written down to a total fair value of $164,792, resulting in an impairment charge of $46,592, which was also included in the accompanying consolidated statement of comprehensive income/ (loss)for December 31, 2012 (see Note 4).The fair value of the impaired vessels was determined by a combination of market approach, which consisted of quotations from well respected brokers regarding vessels with similar characteristics as compared to the Company’s vessels, that determined the charter-free vessel value (level 2) and a charter valuation based on the Company’s projections employing assumptions used by market participants (level 3). The Company has split its approach in two sections: (i) Charter-free value of the vessel. Charter-free value was determined from quotations from well respected brokers regarding vessels with similar characteristics with the vessels of the Company. This market approach was deemed more objective mainly due to the multitude of transactions of comparable assets in the active and liquid shipping S & P market. Valuation inputs from the market approach are considered Level 2 in the fair value hierarchy, since the Company uses a valuation derived from prices in observed transactions. (ii) Value of the charter. The valuation of the attached timecharter on three of the Company’s impaired tankers entailed the discounting of the differential between the current long period timecharter for a similar vessel and the timecharter already attached to the vessel for the duration of the latter. The source of the current long period timecharter rates were third party independent shipbrokers. Apart from the long period timecharter rates, budgeted operating expenses and the discount rate that the Company used, there were no other assumptions used in the discounting model. The discount rate used by the Company took into account the cost of equity of the company, the country risk of the charterer’s country and the default rate of the charterer. The operating expenses used were management estimates based on the management’s experience in operating this type of vessel. The charter valuation, since it entails the use of judgments and assumptions, was individually considered a level 3 approach. However according to ASC 820-10-35-37 (Applying ASU 2011-04) if the level 3 part of the valuation is deemed insignificant (18.7% of the total value was derived from level 3 inputs) from the Company the prevailing level would be level 2, hence the Company characterized the valuation approach as a Level 2 in its entirety.

In accordance with the provisions ASC 360-10-35-44, long-lived assets previously classified as held for sale that were classified as held and used as of December 31, 2012 with a carrying amount of $10,414 were valued at $12,500, resulting in a write-up of $2,086, which was included in the accompanying consolidated statement of comprehensive income/ (loss) for the year ended December 31, 2012 (see Note 4). According to the provisions of abovementioned guidance the Company measured (i) the carrying amount of the vessel before it was classified as held for sale, adjusted for any depreciation expense that would have been recognized had the vessel been continuously classified as held and used and (ii) the fair value of the vessel on December 31, 2012, which was the date that the Company decided not to sell the asset. The Company determined that the lower value of the two above measurements was the fair value of the vessel on December 31, 2012 and used that as fair value. The fair value of the vessel on December 31, 2012 was determined based on a market approach, which consisted of quotations from well respected brokers regarding vessels with similar characteristics as compared to our vessels. As a result, the Company classified this long-lived asset held and used as Level 2.

The following tables summarize the valuation of our derivative financial instruments as of December 31, 2012 and 2013 respectively:

As of December 31, 2012		Fair Value Measurement at Reporting Date Using Quoted Prices in
	Total	Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Interest rate swaps	$5,811	-	$5,811	-

As of December 31, 2013		Fair Value Measurement at Reporting Date Using Quoted Prices in
	Total	Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Interest rate swaps	$1,697	-	$1,697	-

The Company's interest rate swaps did not qualify for hedge accounting. The Company marks to market the fair market value of the interest rate swaps at the end of every period and reflects the resulting unrealized gain or loss during the period in "Gain / (loss) on derivative financial instruments" in its consolidated statement of comprehensive income/ (loss) as well as presents the fair value at the end of each period in the balance sheet. Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative losses in the consolidated statements of comprehensive income/(loss) are presented below:

	Liability Derivatives
	December 31, 2012		December 31, 2013
Derivatives not designated as hedging instruments
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Current liabilities – Derivative financial instruments	$5,811	Current liabilities – Derivative financial instruments	$1,135	Non Current liabilities – Derivative financial instruments	$562
Total Derivatives not designated as hedging instruments		$5,811		$1,135		$562

In year ended December 31, 2012 due to covenant breaches we classified all our derivative financial instruments as current (see Note 3).

		Amount of Loss/(Gain) Recognized in Statement of Comprehensive Income/ (Loss)

Derivative Instruments not designated as hedging instruments	Location of Loss/(Gain) recognized in Income on Derivative	December 31, 2011	December 31, 2012	December 31, 2013
Interest rate swaps	Loss/(Gain) on derivative financial instruments	$(2,835)	$(2,656)	$(2,313)

Total Loss/(Gain) on Derivatives		$(2,835)	$(2,656)	$(2,313)

The Company has treated the Sovereign transaction as a freestanding financial instrument settled in the Company's common stock according to guidance under ASC 480-10 and as such the obligation is recognized in the balance sheet at fair value with changes in its fair value recorded in earnings. The Company didn’t recognize an obligation deriving from the Sovereign financial instrument as of December 31, 2011 since the Company is not obliged in any way to issue shares further shares or draw down the remaining $3 million under the Sovereign Transaction and has made no commitment to Sovereign to do so. Hence the instrument was not valued and hence there were no changes in its fair value to be recorded in earnings. For the same reason, no changes in the Sovereign financial instrument’s fair value were recorded in earnings during the year ended December 31, 2012. Finally the Company did not recognize an obligation deriving from the Sovereign financial instrument as of December 31, 2012 since the Sovereign financial instrument matured in August 25, 2012.